Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments [Abstract]
Schedule of projected future payments
US $ in millions
2025	355.9
2026	246.8
2027	272.7
2028	277.5
2029 and thereafter	1,234.7
2,387.6